Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
Summary of Contract Liabilities

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Current - contract liabilities	$126,056	$285,221
Non-current - other liabilities	3,000,000	3,000,000
Total	$3,126,056	$3,285,221